Subsidiary guarantees (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Subsidiary guarantees
Accounts receivable	$ 71,832	$ 74,135	$ 43,939
Other current assets	172,814	48,803	56,477
Total oil and natural gas properties, net	1,686,183	1,315,677	763,282
Total pipeline and gas gathering assets, net	55,767	51,742	39,343
Total other fixed assets, net	14,455	11,090	7,268
Total other long-term assets	114,887	126,205	157,851
Total assets	2,115,938	1,627,652	1,068,160
Accounts payable	49,311	46,007	41,338
Other current liabilities	174,715	168,354	108,905
Other long-term liabilities	17,991	16,317	15,218
Long-term debt	1,051,863	636,961	491,600
Owners' equity	822,058	760,013	411,099	289,107	318,364
Total liabilities and stockholders' equity	2,115,938	1,627,652	1,068,160
Laredo Holdings
Subsidiary guarantees
Other current assets		54,921	38,652
Investment in subsidiaries	942,804	888,043	511,208
Total assets	942,804	942,964	549,860
Accounts payable	1	1	1
Owners' equity	942,803	942,963	549,859
Total liabilities and stockholders' equity	942,804	942,964	549,860
Laredo
Subsidiary guarantees
Accounts receivable	54,616	53,006	24,168
Other current assets	172,615	20,599	21,391
Total oil and natural gas properties, net	999,604	780,152	430,242
Total other fixed assets, net	11,686	10,321	6,915
Investment in subsidiaries	619,841	554,901	114,881
Total other long-term assets	114,887	126,205	129,799
Total assets	1,973,249	1,545,184	727,396
Accounts payable	29,730	58,729	42,311
Other current liabilities	126,691	130,990	64,675
Other long-term liabilities	9,443	8,779	6,602
Long-term debt	1,051,863	636,961	277,500
Owners' equity	755,522	709,725	336,308
Total liabilities and stockholders' equity	1,973,249	1,545,184	727,396
Subsidiary Guarantors
Subsidiary guarantees
Accounts receivable	17,216	21,129	19,771
Other current assets	199	204	10,340
Total oil and natural gas properties, net	686,579	535,525	333,040
Total pipeline and gas gathering assets, net	55,767	51,742	39,343
Total other fixed assets, net	2,769	769	353
Total other long-term assets			28,052
Total assets	762,530	609,369	430,899
Accounts payable	19,580	14,198	12,932
Other current liabilities	48,024	37,364	44,230
Other long-term liabilities	8,548	7,538	8,616
Long-term debt			214,100
Owners' equity	686,378	550,269	151,021
Total liabilities and stockholders' equity	762,530	609,369	430,899
Intercompany eliminations
Subsidiary guarantees
Other current assets		(26,921)	(13,906)
Investment in subsidiaries	(1,562,645)	(1,442,944)	(626,089)
Total assets	(1,562,645)	(1,469,865)	(639,995)
Accounts payable		(26,921)	(13,906)
Owners' equity	(1,562,645)	(1,442,944)	(626,089)
Total liabilities and stockholders' equity	$ (1,562,645)	$ (1,469,865)	$ (639,995)